Investment Holding Level 4 Available-for-Sale Securities (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) security	Dec. 31, 2017 USD ($)	Jun. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
Debt Securities, Available-for-sale [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 4,397,000,000	$ 3,303,000,000	$ 3,498,000,000	$ 10,315,000,000
Debt Securities, Available-for-sale, Amortized Cost		14,035,000,000	13,020,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		53,000,000	961,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(279,000,000)	(18,000,000)
Debt Securities, Available-for-sale		13,839,000,000	13,988,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		1,000,000	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost			18,651,000,000
Equity securities, AFS		116,000,000	45,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost		481,000,000	295,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value		479,000,000	300,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost		1,508,000,000	1,260,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value		1,501,000,000	1,297,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost		1,807,000,000	1,824,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value		1,783,000,000	1,951,000,000
Debt Securities, Available-for-sale, Allocated and Single Maturity Date, Maturity, after 10 Years, Amortized Cost		6,311,000,000	6,016,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value		6,157,000,000	6,736,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost		10,107,000,000	9,395,000,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value		9,920,000,000	10,284,000,000
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost		3,928,000,000	3,625,000,000
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value		3,919,000,000	$ 3,704,000,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			356
Percentage of Gross Unrealized Losses Depressed Less than Twenty Percent of Cost or Amortized Cost			98.00%
Available-for-sale Securities, Gross Realized Gains	49,000,000	12,000,000	$ 67,000,000	226,000,000
Available-for-sale Securities, Gross Realized Losses	(112,000,000)	(38,000,000)	$ (18,000,000)	(58,000,000)
Valuation Allowance, Loss Contingency for Loans, LTV Ratio			90.00%
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		2,100,000,000	$ 2,241,000,000
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		516,000,000	295,000,000
Collateralized Debt Obligations [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		963,000,000	1,150,000,000
Commercial Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		1,407,000,000	1,391,000,000
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		7,678,000,000	8,121,000,000
Debt Security, Government, Non-US [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		377,000,000	409,000,000
US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		734,000,000	761,000,000
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		1,033,000,000	868,000,000
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale		1,131,000,000	993,000,000
Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	3,523,000,000	2,523,000,000	2,541,000,000	7,979,000,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Gross Realized Gains	45,000,000	12,000,000	67,000,000	211,000,000
Available-for-sale Securities, Gross Realized Losses	(47,000,000)	(37,000,000)	(16,000,000)	(56,000,000)
Equity Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale				203,000,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Gross Realized Gains				13,000,000
Available-for-sale Securities, Gross Realized Losses				(1,000,000)
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		514,000,000	291,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		2,000,000	4,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		0	0
Debt Securities, Available-for-sale		516,000,000	295,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		179,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		179,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		0	0
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	14,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	14,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	0
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		179,000,000	65,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		179,000,000	65,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		0	0
Collateralized Debt Obligations [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		971,000,000	1,150,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		5,000,000	6,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(13,000,000)	(6,000,000)
Debt Securities, Available-for-sale		963,000,000	1,150,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		887,000,000	189,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		874,000,000	188,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		13,000,000	1,000,000
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	647,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	642,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	5,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		887,000,000	836,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		874,000,000	830,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		13,000,000	6,000,000
Commercial Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		1,409,000,000	1,331,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		8,000,000	65,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(7,000,000)	(3,000,000)
Debt Securities, Available-for-sale		1,407,000,000	1,391,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		762,000,000	95,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		754,000,000	93,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		7,000,000	2,000,000
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	10,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	9,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	1,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		762,000,000	105,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		754,000,000	102,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		7,000,000	3,000,000
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		7,860,000,000	7,403,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		19,000,000	696,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(236,000,000)	(7,000,000)
Debt Securities, Available-for-sale		7,678,000,000	8,121,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		1,000,000	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		6,748,000,000	147,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		6,549,000,000	144,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		236,000,000	3,000,000
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	180,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	176,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	4,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		6,748,000,000	327,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		6,549,000,000	320,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		236,000,000	7,000,000
Debt Security, Government, Non-US [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		3,000,000	30,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(6,000,000)	(1,000,000)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value		377,000,000	409,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost		383,000,000	382,000,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		218,000,000	5,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		212,000,000	5,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		6,000,000	0
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	31,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	30,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	1,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		218,000,000	36,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		212,000,000	35,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		6,000,000	1,000,000
Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		5,000,000	56,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(10,000,000)	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value		734,000,000	761,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost		738,000,000	705,000,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		490,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		480,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		10,000,000	0
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	0
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		490,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		480,000,000	51,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		10,000,000	0
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		1,034,000,000	853,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		3,000,000	16,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(4,000,000)	(1,000,000)
Debt Securities, Available-for-sale		1,033,000,000	868,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		727,000,000	80,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		723,000,000	80,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		4,000,000	0
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	88,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	87,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	1,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		727,000,000	168,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		723,000,000	167,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		4,000,000	1,000,000
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Amortized Cost		1,126,000,000	905,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax		8,000,000	88,000,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax		(3,000,000)	0
Debt Securities, Available-for-sale		1,131,000,000	993,000,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		0	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		619,000,000	13,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		616,000,000	13,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		3,000,000	0
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	0
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		619,000,000	13,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		616,000,000	13,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		3,000,000	0
Debt Securities [Member]
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Amortized Cost		10,630,000,000	631,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		10,387,000,000	625,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		279,000,000	6,000,000
Available-for-sale Securities Continuous Unrealized Loss Position Twelve Months or Longer Amortized Cost		0	970,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0	958,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0	12,000,000
Available For Sale Securities Continuous Unrealized Loss Position Amortized Cost		10,630,000,000	1,601,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		10,387,000,000	1,583,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		279,000,000	18,000,000
Commercial Loan [Member]
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		2,100,000,000	2,241,000,000
Allowance for Loan and Lease Losses, Real Estate	$ 0	5,000,000	0	$ 0	$ 0	$ 19,000,000
SEC Schedule, 12-09, Allowance, Loan and Lease Loss [Member]
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		23,000,000	0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 0	$ 0